INCOME TAXES - Difference between actual rate and federal statutory rate (Details) - OLD PlayStudios, Inc.	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory rate	21.00%	21.00%	21.00%
Foreign provision	(0.30%)	(6.50%)	10.20%
State/province income tax	0.10%	5.60%	5.60%
Stock compensation	(19.20%)	7.50%	40.10%
Other effects of check-the-box election	(6.20%)	0.20%	0.00%
Research credit	(11.50%)	(5.90%)	(24.10%)
Adjustment to carrying value	(4.00%)	(0.30%)	(0.90%)
Foreign tax credit	(9.10%)	(0.70%)	(0.00%)
Valuation allowance	9.00%	0.00%	0.00%
Foreign-derived intangible income deduction (FDII)	(2.70%)	(1.10%)	(3.40%)
Non-deductible expenses-other	2.40%	2.00%	3.60%
Foreign branch income	4.50%	1.00%	0.00%
Other	1.00%	(0.20%)	(0.90%)
Effective tax rate	(15.00%)	22.60%	51.20%